Consolidated Statements of Comprehensive Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING REVENUE
Total operating revenue	$ 68,909	$ 107,507	$ 146,554
COST OF REVENUE
Total cost of revenue	6,072	8,074	12,597
GROSS PROFIT	62,837	99,433	133,957
OPERATING EXPENSE
Selling, general and administrative expenses	2,337,727	1,835,936	1,897,512
Total operating expenses	2,337,727	1,835,936	1,897,512
LOSS FROM OPERATIONS	(2,274,890)	(1,736,503)	(1,763,555)
OTHER EXPENSES	(2,716)	(268,328)	(139,722)
LOSS BEFORE INCOME TAX PROVISION	(2,277,606)	(2,004,831)	(1,903,277)
INCOME TAX EXPENSE
NET LOSS	(2,277,606)	(2,004,831)	(1,903,277)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(65,937)	1,439	(41,793)
COMPREHENSIVE LOSS	$ (2,343,543)	$ (2,003,392)	$ (1,945,070)
Loss per common share- basic (in Dollars per share)	$ (0.81)	$ (0.71)	$ (0.68)
Earnings(loss) per common share- diluted (in Dollars per share)	$ (0.81)	$ (0.71)	$ (0.68)
Weighted average shares- basic (in Shares)	2,805,325	2,805,325	2,805,325
Weighted average shares- diluted (in Shares)	2,805,325	2,805,325	2,805,325
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OPERATING REVENUE
Total operating revenue	$ 68,909	$ 107,507	$ 146,554
Cost of revenue
COST OF REVENUE
Total cost of revenue	$ 6,072	$ 8,074	$ 12,597